Property and Equipment	12 Months Ended
Dec. 31, 2010
Property and Equipment [Abstract]
Property and Equipment

4.	Property and Equipment

Property and equipment consist of the following (in thousands):

	December 31,
	2010	2009

Machinery and equipment	$4,410	$4,510
Furniture and fixtures	1,138	1,138
Lab equipment	2,150	2,488
Computer equipment and software	2,630	2,630
Leasehold improvements	1,839	1,861

Property and equipment at cost	12,167	12,627
Less accumulated depreciation and amortization	(10,614)	(10,461)

Property and equipment, net	$1,553	$2,166

Depreciation expense was $606,000 and $1,067,000 for the years ended December 31, 2010 and 2009, respectively.